Retirement Benefit Obligations - Summary of Sensitivity Analysis (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	$ (16)	$ (309)
Retirement benefit obligations
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(2,371)
Retirement benefit obligations | Actuarial assumption of discount rates increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(2,294)
Retirement benefit obligations | Actuarial assumption of discount rates decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(2,443)
Retirement benefit obligations | Actuarial assumption of expected rates of inflation increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(2,410)
Retirement benefit obligations | Actuarial assumption of expected rates of inflation decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(2,328)
Retirement benefit obligations | Acturial assumption of mortality rate increase by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(2,299)
Retirement benefit obligations | Acturial assumption of mortality rate decrease by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(2,437)
Retirement benefit obligations | Eurozone
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,096)
Retirement benefit obligations | Eurozone | Actuarial assumption of discount rates increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(1,055)
Retirement benefit obligations | Eurozone | Actuarial assumption of discount rates decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(1,131)
Retirement benefit obligations | Eurozone | Actuarial assumption of expected rates of inflation increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(1,129)
Retirement benefit obligations | Eurozone | Actuarial assumption of expected rates of inflation decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(1,057)
Retirement benefit obligations | Eurozone | Acturial assumption of mortality rate increase by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(1,058)
Retirement benefit obligations | Eurozone | Acturial assumption of mortality rate decrease by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(1,127)
Retirement benefit obligations | United States and Canada
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(797)
Retirement benefit obligations | United States and Canada | Actuarial assumption of discount rates increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(777)
Retirement benefit obligations | United States and Canada | Actuarial assumption of discount rates decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(818)
Retirement benefit obligations | United States and Canada | Actuarial assumption of expected rates of inflation increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(799)
Retirement benefit obligations | United States and Canada | Actuarial assumption of expected rates of inflation decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(796)
Retirement benefit obligations | United States and Canada | Acturial assumption of mortality rate increase by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(777)
Retirement benefit obligations | United States and Canada | Acturial assumption of mortality rate decrease by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(817)
Retirement benefit obligations | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(296)
Retirement benefit obligations | Switzerland | Actuarial assumption of discount rates increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(286)
Retirement benefit obligations | Switzerland | Actuarial assumption of discount rates decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(306)
Retirement benefit obligations | Switzerland | Actuarial assumption of expected rates of inflation increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(297)
Retirement benefit obligations | Switzerland | Actuarial assumption of expected rates of inflation decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(295)
Retirement benefit obligations | Switzerland | Acturial assumption of mortality rate increase by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(287)
Retirement benefit obligations | Switzerland | Acturial assumption of mortality rate decrease by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(305)
Retirement benefit obligations | Other
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(182)
Retirement benefit obligations | Other | Actuarial assumption of discount rates increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(176)
Retirement benefit obligations | Other | Actuarial assumption of discount rates decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(188)
Retirement benefit obligations | Other | Actuarial assumption of expected rates of inflation increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(185)
Retirement benefit obligations | Other | Actuarial assumption of expected rates of inflation decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(180)
Retirement benefit obligations | Other | Acturial assumption of mortality rate increase by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	(177)
Retirement benefit obligations | Other | Acturial assumption of mortality rate decrease by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Revised liabilities	$ (188)